Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Earnings before taxes and non-controlling interest	$ 182,485	$ 176,271
Statutory Canadian income tax rate (percent)	26.00%	26.00%
Income tax expense based on above rates	$ 47,446	$ 45,830
Increase (decrease) due to:
Non-deductible expenditures	4,618	5,082
Foreign tax rate differences	3,644	9,729
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	2,051	1,794
- Other deferred tax assets	(10,752)	(14,406)
Non-taxable portion of net earnings of affiliates	(4,055)	(4,852)
Changes to temporary differences	0	1,429
Tax on sale of royalty	1,400	0
Effect of other taxes paid (mining and withholding)	20,065	13,678
Effect of foreign exchange on tax expense	(3,928)	10,462
Non-taxable impact of foreign exchange	2,937	3,861
Change in current tax expense estimated for prior years	(3,503)	0
Other	(889)	1,839
Income taxes expense	$ (59,034)	$ (74,446)
Effective income tax rate (percent)	32.35%	42.23%